Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(215) 988-2700

March 5, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The RBB Fund, Inc.

(1933 Act Registration No. 33-20827)

(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the: 1) Prospectus and Statement of Additional Information dated March 1, 2007 for the Company’s Bear Stearns Enhanced Income Fund, and 2) Prospectus and Statement of Additional Information for the Marvin & Palmer® Large Cap Growth Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Company’s Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on February 28, 2007.

Questions and comments concerning this letter may be directed to Gino Malaspina of PFPC, Inc. at 302-791-1079 or to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian Lynn Bosmann
Jillian Lynn Bosmann